INTENGIABLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Identifiable intangible assets
Original amount	$ 7,002
Accumulated amortization	709
Net amount	6,293
Amortization expenses	709	0	0
Estimated amortization expenses of intangible assets
2015	1,235
2016	1,435
2017	1,270
2018	649
2019	615
2020 and thereafter	1,089
Net amount	6,293
Customer relations [Member]
Identifiable intangible assets
Original amount	3,997
Accumulated amortization	239
Technology [Member]
Identifiable intangible assets
Original amount	3,005
Accumulated amortization	$ 470